Business and Liquidity (FY) (Details) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 24, 2019	Oct. 14, 2019	Oct. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Feb. 26, 2020	Jan. 10, 2020	Mar. 31, 2019	Jul. 31, 2018
Stockholder's equity				$ (25,541,000)		$ (4,993,000)	$ 5,352,000
Cash and cash equivalents				378,000		871,000	$ 7,071,000
Working Capital				(1,400,000)		$ 34,000
Debt instrument, face amount				8,000,000
Purchase of warrants, shares							1,000,000
Proceeds from debentures				1,000,000			$ 8,000,000
T.R. Winston and Company, LLC [Member]
Proceeds from private placement			$ 140,000
Percentage of cash fee			7.00%
Merger Debentures [Member]
Debt instrument, face amount				$ 9,000,000
Merger Debentures [Member] | AFE [Member]
Proceeds from debt			$ 350,000
Debt rate, percentage			11.00%	11.00%
Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member]
Debt instrument, face amount			$ 2,000,000
Proceeds from debentures			2,000,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures One [Member]
Debt instrument, face amount			1,000,000
Proceeds from debentures			1,000,000
Legal costs and escrow fees			966,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Two [Member]
Debt instrument, face amount			500,000
Securities Purchase and Exchange Agreements [Member] | Merger Debentures Three [Member]
Debt instrument, face amount			500,000
Loan Agreement [Member] | AFE [Member]
Debt instrument, face amount											$ 260,000
Debt rate, percentage											6.00%
Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt	$ 350,000
Debt rate, percentage	11.00%
Debt maturities repayment terms, description	The loan agreement which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the Merger.
Subsequent Event [Member]
Cash and cash equivalents								$ 269,000	$ 400,000
Subsequent Event [Member] | T.R. Winston and Company, LLC [Member]
Proceeds from private placement			$ 140,000
Percentage of cash fee			7.00%
Purchase of warrants, shares			100,000
Subsequent Event [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt			$ 350,000
Debt rate, percentage			11.00%
Debt maturities repayment terms, description			The repayment date is the earlier of five days after completion of the Merger transaction or the later of March 31, 2020 or three months following the vote of the shareholders on the Merger.
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Common Stock [Member]
Purchase of warrants			$ 4,000,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | 11% Senior Secured Debentures [Member]
Additional Debt financing			2,000,000
Debt instrument, face amount			2,000,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures [Member]
Debt instrument, face amount			2,000,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures One [Member]
Debt instrument, face amount		$ 1,000,000
Proceeds from debentures		1,000,000
Legal costs and escrow fees		$ 966,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures Two [Member]
Debt instrument, face amount			500,000
Subsequent Event [Member] | Securities Purchase and Exchange Agreements [Member] | Merger Debentures Three [Member]
Debt instrument, face amount			$ 500,000
Subsequent Event [Member] | Loan Agreement [Member] | Merger Debentures [Member] | AFE [Member]
Proceeds from debt	$ 2,000,000
Debt rate, percentage	11.00%
Debt maturities repayment terms, description	Under the loan agreement, we loaned $350,000 to AFE, which is due in full on the later of March 31, 2020 or within five days following the closing of the Merger. If the Merger does not close, the loan will mature on March 31, 2020 or three months following the special stockholder meeting called to approve the merger transactions.
Subsequent Event [Member] | U.S. [Member]
Cash and cash equivalents								235,000	347,000
Subsequent Event [Member] | CHINA [Member]
Cash and cash equivalents								$ 34,000	$ 40,000
Minimum [Member]
Stockholder's equity										$ 2,500,000